UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                      --------

                                      FORM N-Q
                                      --------

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                             MANAGEMENT INVESTMENT COMPANY

                       INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                       --------


                                   Two Hopkins Plaza
                                  Baltimore, MD 21201
                   (Address of principal executive offices) (Zip code)

                            SEI Investments Global Funds Services
                                One Freedom Valley Drive
                                      Oaks, PA 19456
                            (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                            DATE OF FISCAL YEAR END: MARCH 31, 2005

                          DATE OF REPORTING PERIOD: DECEMBER 31, 2004


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ITEM 1.   SCHEDULE OF INVESTMENTS







MERCANTILE ALTERNATIVE
STRATEGIES FUND LLC


QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2004














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


MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------


INVESTMENTS                                                       COST            VALUE        % OF NET ASSETS

INVESTMENT FUNDS
EVENT DRIVEN
     Fir Tree Value Fund, L.P.                                   $ 1,500,000      $ 1,661,985              3.27%
     LC Capital Partners, L.P.                                     1,865,594        2,799,322              5.52
     Perry Partners, L.P.                                          1,200,000        1,295,598              2.55
                                                               --------------    ------------- ------------------
                  Total Event Driven
                                                                   4,565,594        5,756,905             11.34
LONG/SHORT - HIGHLY HEDGED
    CCM Small Cap Value Fund, L.P.                                 1,837,687        2,432,486              4.79
    Criterion Institutional Partners                               1,500,000        1,621,396              3.20
    Front Point Value Discovery Fund                               2,000,000        2,106,523              4.15
    Pennant Winward Fund, L.P.                                     1,600,000        1,661,156              3.27
    Primarius Partners, L.P.                                       2,000,000        2,066,680              4.07
    Tracer Capital Partners QP, L.P.                               1,000,000        1,079,335              2.13
    Walker Smith Capital, L.P.                                     2,000,000        2,466,655              4.86
                                                               --------------    ------------- ------------------
                  Total Long/Short - Highly Hedged                11,937,687       13,434,231             26.47

LONG/SHORT - LONG BIASED
    KBW Small Cap Financial Services, L.P.                         2,000,000        2,193,356              4.32
    Mercury Special Situations Fund                                1,000,000        1,138,000              2.24
    Newcastle Partners, L.P.                                       1,930,523        2,562,090              5.05
    Rosehill Saisei Fund, L.P.                                     1,100,000        1,113,266              2.20
    SEG Partners                                                   2,018,728        2,457,812              4.84
                                                               --------------    ------------- ------------------
                  Total Long/Short - Long Biased
                                                                   8,049,251        9,464,524             18.65
LONG/SHORT - VARIABLE EXPOSURE
    Delta Institutional, L.P.                                      1,829,416        2,722,662              5.37
RELATIVE VALUE

    Cohanzick High Yield Partners, L.P.                            1,942,591        2,352,524              4.64
    Drake Absolute Return Fund, L.P.                               1,250,000        1,318,264              2.60
    Grace Convertible Arbitrage                                    1,875,000        2,009,618              3.96
    Grossman Global Macro Hedge Fund                               1,250,000        1,209,093              2.38
                                                               --------------   -------------- ------------------

                  Total Relative Value                             6,317,591        6,889,499             13.58
                                                               --------------   -------------- ------------------
                  Total Investment Funds                          32,699,539       38,267,821             75.41
                                                               --------------   -------------- ------------------
INVESTMENT COMPANIES

    SEI Daily Income Trust Money Market Fund                         998,568          998,568              1.97
                                                               --------------   -------------- ------------------

                  Total Investment Companies                         998,568          998,568              1.97
                                                               --------------   -------------- ------------------
                  Total Investments*                            $ 33,698,107     $ 39,266,389             77.38%
                                                               --------------   -------------- ------------------



* Percentages are based on net assets of $50,746,964. The aggregate cost of investments for tax purposes was $33,698,107. Net unrealized appreciation on investments for tax purposes was $5,568,282 consisting of $5,609,189 of gross unrealized appreciation and $40,907 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 75.41% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.


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MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
--------------------------------------------------------------------------------


YEAR-END REDEMPTIONS

As of December 31, 2004, the following redemptions occurred in the Fund:

   o Cohanzick High Yield Partners, L.P.   $1,200,000
   o Delta Institutional, L.P.   $1,400,000
   o Discovery Micro Cap Market Neutral Fund   $1,667,735
   o Javelin Opportunities Fund   $2,743,264
   o LC Capital Partners, L.P.   $1,000,000
   o Newcastle Partners, L.P.   $900,000
   o Palmyra Capital Fund, L.P.   $1,077,906
   o SEG Partners   $1,800,000

SUBSEQUENT EVENT

The proceeds of the aforementioned redemptions were used to purchase the following investments as of January 1, 2005 (INVESTMENTS ARE NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS ABOVE):

   o Amici Qualified Associates, L.P.   $1,800,000
   o Bridgewater Pure Alpha Fund I, L.P.   $2,000,000
   o Centaurus Alpha Fund, L.P.   $2,000,000
   o Clovis Capital Partners Institutional, L.P.   $2,000,000
   o Rosehill Japan Fund, L.P.   $1,000,000
   o Spring Point Opportunity Fund, L.P.   $2,000,000



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Alternative Strategies Fund, LLC



/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer


Date: February 24, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer


Date: February 24, 2005



/s/ Bonnie C. Railey
-----------------------------
Bonnie C. Railey
Principal Financial Officer

Date: February 24, 2005